Payments, Details - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Amount [1]	Type	Country	Subnat. Juris.	Govt.	Project	Resource [2]	Segment	Ext. Method [3]
#: 1
	$ 29,468	Taxes	ISRAEL	snj:IL-D	Local Municipalities Hadarom Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 2
	12,095	Fees	ISRAEL	snj:IL-D	Israel Ports Hadarom Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 3
	1,093	Taxes	ISRAEL	snj:IL-D	Government Offices Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 4
	4,818	Infrastructure	ISRAEL	snj:IL-D	Government Offices Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 5
	7,369	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 6
	50,188	Fees	ISRAEL	snj:IL-D	Israel Electricity Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 7
	68,297	Royalties	ISRAEL	snj:IL-D	State Treasury Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 8
	20,492	Infrastructure	ISRAEL	snj:IL-D	State Treasury Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 9
	41,946	Taxes	ISRAEL	snj:IL-D	Tax Authority Dead Sea [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Potash And Industrial Products [Member]	Well
#: 10
	7,559	Taxes	ISRAEL	snj:IL-D	Local Municipalities Hadarom Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 11
	4,251	Fees	ISRAEL	snj:IL-D	Israel Ports Hadarom Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 12
	401	Taxes	ISRAEL	snj:IL-D	Government Offices Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 13
	13,847	Royalties	ISRAEL	snj:IL-D	Government Offices Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 14
	4,360	Fees	ISRAEL	snj:IL-D	Government Offices Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 15
	23,432	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 16
	3,824	Fees	ISRAEL	snj:IL-D	Israel Electricity Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 17
	1,200	Taxes	ISRAEL	snj:IL-D	Tax Authority Rotem Mines [Member]	Rotem Mines [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 18
	1,516	Taxes	UNITED KINGDOM	snj:GB-ENG	Redcar And Cleveland Borough Council Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 19
	1,301	Taxes	UNITED KINGDOM	snj:GB-ENG	North York Moors National Park Authority Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 20
	271	Fees	UNITED KINGDOM	snj:GB-ENG	North York Moors National Park Authority Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 21
	1,938	Royalties	UNITED KINGDOM	snj:GB-ENG	The Crown Estate Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 22
	140	Fees	UNITED KINGDOM	snj:GB-ENG	Environmental Agency Boulby [Member]	Boulby [Member]	Polyhalite [Member]	Growing Solutions Segment [Member]	Underground Mining
#: 23
	1,131	Royalties	SPAIN	snj:ES-CT	Catalan Water Agency (Aca) Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 24
	1,012	Fees	SPAIN	snj:ES-CT	Catalan Water Agency (Aca) Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 25
	7,966	Infrastructure	SPAIN	snj:ES-CT	Catalan Water Agency (Aca) Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 26
	745	Fees	SPAIN	snj:ES-CT	Catalonian Government Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 27
	438	Taxes	SPAIN	snj:ES-CT	Suria And Sallent Councils Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 28
	821	Royalties	SPAIN	snj:ES-CT	Barcelona Port Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 29
	133	Royalties	SPAIN	snj:ES-CT	Tax Authority Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 30
	52	Fees	SPAIN	snj:ES-CT	Tax Authority Cabanassas [Member]	Cabanassas [Member]	Potash [Member]	Potash Segment [Member]	Underground Mining
#: 31
	456	Royalties	CHINA	snj:CN-YN	Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 32
	793	Fees	CHINA	snj:CN-YN	Kunming Xishan District Natural Resources Bureau And Kunming Water Supplies Bureau Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 33
	36,874	Taxes	CHINA	snj:CN-YN	Tax Authority Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 34
	4,267	Royalties	CHINA	snj:CN-YN	Tax Authority Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 35
	139	Fees	CHINA	snj:CN-YN	Tax Authority Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 36
	6,677	Fees	CHINA	snj:CN-YN	Kunming Electricity Haikou [Member]	Haikou [Member]	Phosphate [Member]	Phosphate Solutions Segment [Member]	Open Pit
#: 37
	23,484	Royalties	ISRAEL	snj:IL-D	State Treasury Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 38
	7,797	Taxes	ISRAEL	snj:IL-D	Local Municipalities (Hadarom) Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 39
	2,800	Fees	ISRAEL	snj:IL-D	Mekorot Water Company Ltd Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 40
	358	Taxes	ISRAEL	snj:IL-D	Government Offices Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well
#: 41
	$ 4,206	Taxes	ISRAEL	snj:IL-D	Tax Authority Industrial Products Segment [Member]	Dead Sea [Member]	Potash Magnesium And Bromine [Member]	Industrial Products [Member]	Well

[1]	All payments are reported in US dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.
[3]	Method of extraction - Dead Sea: evaporation ponds; Rotem and Haikou Mines: Open pits; Boulby and Cabanassas: underground mines.